New Standards and Interpretations (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of expected impact of initial application of new standards or interpretations [text block] [Abstract]
Schedule of consolidated financial statements in future reporting periods
Details of amendment	Annual periods beginning on after
Amendments to IFRS 16: COVID-19 related rent concession	June 1, 2020
Amendments to IFRS 7 and IFRS 9: Interest rate benchmark reform	January 1, 2021
Amendments to IAS 1: Classification of Liabilities as Current or Noncurrent	January 1, 2023
Amendments to IFRS 3: Reference to the Conceptual Framework	January 1, 2022
Annual improvements to IFRS standards 2018 – 2020	January 1, 2022
Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of accounting policy	January 1, 2023
Amendments to IAS 8: Definition of accounting estimates	January 1, 2023